Accrued expenses and other current liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Accrued Liabilities And Other Liabilities Current [Abstract]
Schedule of accrued expenses and other current liabilities
	As of March 31,
	2020	2021
	$	$
Accrued payroll	134	136
Accrued housing allowance	214	271
Accrued other social benefits	1,167	1,304
Deposits received from customers	39	72
Accrued audit fee	430	228
Others	310	336
	2,294	2,347